Income Taxes - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 27, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Provision for income taxes		$ 65	$ 28	$ 107	$ 53	$ 115	$ 0	$ 0
Effective tax rate		(0.08%)	(0.14%)	(0.08%)	(0.15%)
Increase the allowable business interest	30.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount						$ 28,400
Adjusted Taxable Income, Percentage	50.00%
Net Operating Loss Carryovers And Carrybacks To Offset Of Taxable Income, Percentage	100.00%